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May 8, 1997

VIA EDGAR
---------

The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:   The One Group(R) Investment Trust
           SEC File Nos. 33-66080; 811-7874

Ladies and Gentlemen:

Pursuant to 497(j) under the Securities Act of 1933 and on behalf of The One Group(R) Investment Trust (the "Trust"), we certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under Rule 497 does not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement for the Trust which became effective on May 1, 1997.

If there are any questions in connection with the enclosed, please contact Alan Priest at (202) 626-3925.

Very truly yours,

THE ONE GROUP(R) INVESTMENT TRUST



Craig A. Carver
Vice President and Assistant Secretary